VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Retail Price [Member]
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions [Line Items]
Retail price inflation		3.43%	3.50%
Expense [Member]
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions [Line Items]
Expense inflation		3.67%	3.73%
Bottom of range [member] | Value of In-Force Non-Annuity Business [Member]
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions [Line Items]
Risk-free rate	[1]	0.00%	0.00%
Bottom of range [member] | Value of In-Force Annuity Business [Member]
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions [Line Items]
Risk-free rate	[1]	1.14%	1.38%
Bottom of range [member] | Financial Options and Guarantees [Member]
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions [Line Items]
Risk-free rate	[1]	0.00%	0.00%
Top of range [member] | Value of In-Force Non-Annuity Business [Member]
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions [Line Items]
Risk-free rate	[1]	4.20%	4.20%
Top of range [member] | Value of In-Force Annuity Business [Member]
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions [Line Items]
Risk-free rate	[1]	5.34%	5.58%
Top of range [member] | Financial Options and Guarantees [Member]
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions [Line Items]
Risk-free rate	[1]	4.20%	4.20%

[1]	All risk-free rates are quoted as the range of rates implied by the relevant forward swap curve.